Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 30,981	$ 27,587	$ 28,132
Cost of sales	(20,493)	(18,425)	(18,859)
Gross profit	10,488	9,162	9,273
Operating costs	(6,903)	(6,899)	(6,480)
Group operating profit	3,585	2,263	2,793
Profit/(loss) on disposals	119	9	(189)
Profit before finance costs	3,704	2,272	2,604
Finance costs	(311)	(389)	(387)
Finance income	0	0	22
Other financial expense	(106)	(101)	(125)
Share of equity accounted investments' profit/(loss)	55	(118)	67
Profit before tax from continuing operations	3,342	1,664	2,181
Income tax expense	(721)	(499)	(534)
Group profit for the financial year from continuing operations	2,621	1,165	1,647
Profit after tax for the financial year from discontinued operations	0	0	91
Group profit for the financial year	2,621	1,165	1,738
Equity holders of the Company
From continuing operations	2,565	1,122	1,627
From discontinued operations	0	0	90
Non-controlling interests
From continuing operations	56	43	20
From discontinued operations	0	0	1
Group profit for the financial year	$ 2,621	$ 1,165	$ 1,738
Basic earnings per Ordinary Share	$ 3.288	$ 1.429	$ 2.143
Diluted earnings per Ordinary Share	3.26	1.418	2.126
Basic earnings per Ordinary Share from continuing operations	3.288	1.429	2.030
Diluted earnings per Ordinary Share from continuing operations	$ 3.26	$ 1.418	$ 2.014